LEASES - Maturities of lease liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Operating Leases, Maturity
2022	₽ 12,656	$ 170.4
2023	11,247	151.4
2024	7,107	95.7
2025	3,362	45.3
2026	2,429	32.7
Thereafter	3,158	42.4
Total lease payments	39,959	537.9
Less imputed interest	(4,792)	(64.5)
Total operating lease liabilities	35,167	473.4	₽ 21,450
Finance Leases
2022	2,577	34.7
2023	2,774	37.3
2024	2,602	35.0
2025	4,667	62.8
2026	1,397	18.8
Thereafter	11,235	151.3
Total lease payments	25,252	339.9
Less imputed interest	(8,435)	(113.5)
Total finance lease liabilities	₽ 16,817	$ 226.4